Financial Risks - Disclosure of Foreign Exchange Rates (Detail) - Carrying value [member] - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about credit rating [line items]
Rated credit exposures	€ 20,835	€ 20,505
AA [member]
Disclosure of detailed information about credit rating [line items]
Rated credit exposures	10,477	9,150
A [member]
Disclosure of detailed information about credit rating [line items]
Rated credit exposures	10,002	11,041
Below A [member]
Disclosure of detailed information about credit rating [line items]
Rated credit exposures	40	30
Not rated [member]
Disclosure of detailed information about credit rating [line items]
Rated credit exposures	€ 316	€ 284